United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-4577
(Investment Company Act File Number)

Federated Hermes Income Securities Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-04-30

Date of Reporting Period: Six months ended 2025-10-31

Item 1.	Reports to Stockholders

Federated Hermes Intermediate Corporate Bond Fund

Class R6 Shares | ICBRX

Semi-Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$23	0.45%

Key Fund Statistics

  Net Assets$427,192,564
  Number of Investments487
  Portfolio Turnover18%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.1%
U.S. Treasury Securities	3.1%
Corporate Debt Securities	94.1%

Semi-Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C472

G00715-01-C (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Intermediate Corporate Bond Fund

Institutional Shares | FIIFX

Semi-Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.51%

Key Fund Statistics

  Net Assets$427,192,564
  Number of Investments487
  Portfolio Turnover18%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.1%
U.S. Treasury Securities	3.1%
Corporate Debt Securities	94.1%

Semi-Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C407

G00715-01-A (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Intermediate Corporate Bond Fund

Service Shares | INISX

Semi-Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$39	0.76%

Key Fund Statistics

  Net Assets$427,192,564
  Number of Investments487
  Portfolio Turnover18%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.1%
U.S. Treasury Securities	3.1%
Corporate Debt Securities	94.1%

Semi-Annual Shareholder Report

Federated Hermes Intermediate Corporate Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C506

G00715-01-B (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Short-Term Income Fund

Class A Shares | FTIAX

Semi-Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$33	0.64%

Key Fund Statistics

  Net Assets$1,628,255,291
  Number of Investments452
  Portfolio Turnover9%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.4%
Collaterized Mortgage Obligations	0.6%
Project and Trade Finance Core Fund	1.4%
Mortgage-Backed Securities	2.7%
Bank Loan Core Fund	2.9%
Commerical Mortgage-Backed Securities	3.2%
U.S Treasury Securities	5.5%
Cash Equivalents	6.1%
Corporate Bonds	31.7%
Asset-Backed Securities	46.1%

Semi-Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C795

31499-A (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Short-Term Income Fund

Institutional Shares | FSTYX

Semi-Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$19	0.37%

Key Fund Statistics

  Net Assets$1,628,255,291
  Number of Investments452
  Portfolio Turnover9%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.4%
Collaterized Mortgage Obligations	0.6%
Project and Trade Finance Core Fund	1.4%
Mortgage-Backed Securities	2.7%
Bank Loan Core Fund	2.9%
Commerical Mortgage-Backed Securities	3.2%
U.S Treasury Securities	5.5%
Cash Equivalents	6.1%
Corporate Bonds	31.7%
Asset-Backed Securities	46.1%

Semi-Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C787

31499-B (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Short-Term Income Fund

Class R6 Shares | FSILX

Semi-Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$17	0.34%

Key Fund Statistics

  Net Assets$1,628,255,291
  Number of Investments452
  Portfolio Turnover9%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.4%
Collaterized Mortgage Obligations	0.6%
Project and Trade Finance Core Fund	1.4%
Mortgage-Backed Securities	2.7%
Bank Loan Core Fund	2.9%
Commerical Mortgage-Backed Securities	3.2%
U.S Treasury Securities	5.5%
Cash Equivalents	6.1%
Corporate Bonds	31.7%
Asset-Backed Securities	46.1%

Semi-Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C563

31499-D (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Short-Term Income Fund

Service Shares | FSTIX

Semi-Annual Shareholder Report - October 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2025 to October 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$33	0.65%

Key Fund Statistics

  Net Assets$1,628,255,291
  Number of Investments452
  Portfolio Turnover9%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.4%
Collaterized Mortgage Obligations	0.6%
Project and Trade Finance Core Fund	1.4%
Mortgage-Backed Securities	2.7%
Bank Loan Core Fund	2.9%
Commerical Mortgage-Backed Securities	3.2%
U.S Treasury Securities	5.5%
Cash Equivalents	6.1%
Corporate Bonds	31.7%
Asset-Backed Securities	46.1%

Semi-Annual Shareholder Report

Federated Hermes Short-Term Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C209

31499-C (12/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
October 31, 2025

Share Class | Ticker	Institutional | FIIFX	Service | INISX	R6 | ICBRX

Federated Hermes Intermediate Corporate Bond Fund

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—94.1%
	Basic Industry - Chemicals—0.1%
$ 405,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 408,205
	Basic Industry - Metals & Mining—0.7%
420,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	398,691
215,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	197,800
610,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.750%, 4/5/2034	641,032
865,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.371%, 4/4/2029	892,253
810,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	851,207
	TOTAL	2,980,983
	Basic Industry - Paper—0.3%
1,000,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	1,031,963
50,000	Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	57,247
	TOTAL	1,089,210
	Capital Goods - Aerospace & Defense—2.7%
310,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	306,881
225,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	217,289
1,620,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	1,589,926
505,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	484,417
1,730,000	Boeing Co., Sr. Unsecd. Note, 5.150%, 5/1/2030	1,779,997
540,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	597,775
560,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	559,556
385,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	378,758
540,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	483,951
500,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.150%, 8/15/2028	502,717
665,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	674,828
1,000,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.650%, 7/15/2030	1,019,005
1,300,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	1,312,024
1,450,000	RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	1,452,008
240,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	249,004
	TOTAL	11,608,136
	Capital Goods - Building Materials—1.0%
1,190,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	1,152,732
925,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	914,725
500,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	523,905
470,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	506,128
290,000	Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	272,876
870,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	780,303
200,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	197,266
	TOTAL	4,347,935
	Capital Goods - Construction Machinery—0.9%
1,000,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	978,401
700,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	722,364
1,000,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	1,007,105
675,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 5.500%, 1/12/2029	699,139
605,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	602,242
	TOTAL	4,009,251
	Capital Goods - Diversified Manufacturing—1.2%
975,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	938,641
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 480,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	$ 435,895
520,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	469,767
500,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	516,800
170,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	177,130
540,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	516,644
790,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	802,249
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	476,172
600,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	631,430
	TOTAL	4,964,728
	Capital Goods - Environmental—0.9%
1,005,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	1,030,112
1,055,000	Republic Services, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2035	1,092,039
1,005,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	945,824
835,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	862,477
	TOTAL	3,930,452
	Communications - Cable & Satellite—1.2%
865,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	804,961
1,225,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	1,099,038
245,000	Charter Communications, Inc., 4.200%, 3/15/2028	243,666
700,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	699,598
810,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 5/15/2032	825,383
1,400,000	Comcast Corp., Sr. Unsecd. Note, 5.300%, 6/1/2034	1,437,504
	TOTAL	5,110,150
	Communications - Media & Entertainment—1.6%
1,005,000	AppLovin Corp., Sr. Unsecd. Note, 5.375%, 12/1/2031	1,037,716
690,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	709,110
695,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	691,467
865,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	834,628
750,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	753,607
635,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	637,870
255,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	260,294
1,670,000	Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	1,711,439
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	203,599
	TOTAL	6,839,730
	Communications - Telecom Wireless—2.2%
1,000,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	1,017,460
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	452,008
865,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	859,509
530,000	American Tower Corp., Sr. Unsecd. Note, 4.900%, 3/15/2030	541,228
670,000	American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	688,157
1,490,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	1,328,241
2,875,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	2,816,925
1,510,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	1,536,091
	TOTAL	9,239,619
	Communications - Telecom Wirelines—2.6%
760,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	738,936
2,280,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	1,937,155
860,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	788,068
540,000	AT&T, Inc., Sr. Unsecd. Note, 4.550%, 11/1/2032	536,306
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 540,000	AT&T, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2035	$ 553,844
455,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	453,357
810,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	824,989
1,550,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	1,567,914
230,000	Telefonica S.A., Co. Guarantee, 7.045%, 6/20/2036	259,422
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	262,335
485,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	440,621
1,265,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	1,209,073
1,725,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	1,695,559
	TOTAL	11,267,579
	Consumer Cyclical - Automotive—4.4%
1,550,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	1,513,977
1,095,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	1,115,505
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	249,141
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	1,017,852
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	1,035,398
995,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	1,039,903
320,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	343,972
750,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	750,143
545,000	General Motors Co., Sr. Unsecd. Note, 5.600%, 10/15/2032	568,780
675,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	657,217
850,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	874,949
270,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.400%, 5/8/2027	274,423
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	314,904
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.000%, 1/9/2028	414,331
320,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.500%, 9/18/2030	319,437
2,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	2,052,930
1,240,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	1,281,121
465,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.800%, 8/1/2029	474,397
675,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	690,828
1,200,000	Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	1,176,619
725,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.800%, 5/15/2030	743,590
600,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.200%, 1/11/2027	595,109
1,300,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.750%, 11/13/2028	1,310,660
	TOTAL	18,815,186
	Consumer Cyclical - Retailers—2.8%
1,575,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,445,439
1,000,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	946,466
415,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	416,493
1,310,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	1,302,908
580,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	573,993
850,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	851,565
550,000	AutoZone, Inc., Sr. Unsecd. Note, 5.200%, 8/1/2033	566,569
760,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	732,046
1,085,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	1,069,077
1,080,000	Home Depot, Inc., Sr. Unsecd. Note, 3.950%, 9/15/2030	1,074,783
1,000,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	1,024,257
1,000,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	872,080
665,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	586,477
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 265,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	$ 274,402
	TOTAL	11,736,555
	Consumer Cyclical - Services—1.6%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	181,785
1,665,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	1,647,496
1,270,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	1,261,255
815,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	806,891
880,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	876,925
235,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	230,898
185,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	171,970
1,800,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	1,806,442
	TOTAL	6,983,662
	Consumer Non-Cyclical - Food/Beverage—4.4%
1,650,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	1,685,977
1,195,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,123,189
1,325,000	Constellation Brands, Inc., Sr. Unsecd. Note, 2.875%, 5/1/2030	1,240,331
590,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	567,879
1,085,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.600%, 2/15/2028	1,072,941
355,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	352,709
1,000,000	Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	1,011,604
1,080,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.250%, 3/15/2031	958,733
1,105,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.430%, 6/15/2027	1,092,402
810,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	798,650
300,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.050%, 4/15/2032	288,130
405,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.750%, 4/1/2030	394,062
1,810,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	1,802,138
605,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/1/2032	621,923
1,625,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	1,668,488
595,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	588,409
1,620,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	1,543,376
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	264,618
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	668,569
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	59,760
605,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	597,489
570,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	588,381
	TOTAL	18,989,758
	Consumer Non-Cyclical - Health Care—3.1%
1,355,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	1,343,569
655,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	607,153
465,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	459,761
193,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	173,541
760,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	774,741
31,962	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	31,971
700,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	665,263
960,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	980,166
2,010,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	2,062,652
490,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	463,403
385,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	407,933
375,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	403,748
1,310,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	1,298,773
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 600,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	$ 592,441
1,000,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,024,076
1,450,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	1,512,536
613,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	634,152
	TOTAL	13,435,879
	Consumer Non-Cyclical - Pharmaceuticals—3.0%
565,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	564,742
1,165,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	1,153,321
1,030,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2027	1,040,768
550,000	AbbVie, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2034	566,005
2,145,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	2,226,744
600,000	AstraZeneca Finance LLC, Sr. Unsecd. Note, 4.875%, 3/3/2028	613,081
650,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	649,625
1,915,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	1,908,594
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	169,281
380,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	390,043
1,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 5.200%, 2/22/2034	1,039,265
140,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	133,661
350,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	353,710
850,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.650%, 5/19/2030	867,552
830,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	736,528
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	295,575
	TOTAL	12,708,495
	Consumer Non-Cyclical - Products—0.2%
850,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	867,739
	Consumer Non-Cyclical - Supermarkets—0.0%
140,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	138,145
	Consumer Non-Cyclical - Tobacco—1.7%
590,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	564,439
370,000	BAT Capital Corp., Sr. Unsecd. Note, 4.625%, 3/22/2033	365,647
1,030,000	BAT Capital Corp., Sr. Unsecd. Note, 5.625%, 8/15/2035	1,070,446
515,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	545,639
445,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	518,965
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.750%, 11/1/2031	1,017,844
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	508,815
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	510,631
1,240,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	1,280,420
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.250%, 2/13/2034	515,559
150,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	157,430
250,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	268,455
	TOTAL	7,324,290
	Energy - Independent—1.7%
165,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	168,132
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	497,847
600,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	615,941
1,205,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	1,229,154
300,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	322,762
1,675,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	1,680,353
1,650,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	1,696,932
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$1,150,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	$ 1,204,629
	TOTAL	7,415,750
	Energy - Integrated—1.3%
1,350,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	1,374,468
905,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 9/19/2027	894,492
1,495,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	1,325,555
930,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	930,569
1,120,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	1,067,360
	TOTAL	5,592,444
	Energy - Midstream—3.7%
260,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	244,123
600,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	608,704
1,005,000	Enbridge, Inc., Sr. Unsecd. Note, 5.550%, 6/20/2035	1,039,306
905,000	Enbridge, Inc., Sr. Unsecd. Note, 6.200%, 11/15/2030	976,109
505,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	490,116
160,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	164,582
200,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	205,450
930,000	Energy Transfer LP, Sr. Unsecd. Note, 5.700%, 4/1/2035	958,980
280,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	294,371
425,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	423,116
1,110,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	1,108,470
1,000,000	MPLX LP, Sr. Unsecd. Note, 5.000%, 1/15/2033	1,000,528
395,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	412,856
1,710,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,558,950
500,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 3/15/2030	516,850
830,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	827,418
490,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	493,599
440,000	ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	456,427
250,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	262,787
420,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	449,610
130,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	123,839
420,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.900%, 9/15/2030	425,978
700,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	746,468
375,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	394,923
480,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	477,862
915,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	928,995
	TOTAL	15,590,417
	Financial Institution - Banking—23.2%
930,000	American Express Co., Sr. Unsecd. Note, 4.918%, 7/20/2033	947,787
1,000,000	American Express Co., Sr. Unsecd. Note, 5.389%, 7/28/2027	1,008,572
1,000,000	American Express Co., Sub., 5.625%, 7/28/2034	1,050,075
155,000	Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	160,934
2,825,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,628,074
2,170,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	2,167,099
1,520,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	1,588,397
1,755,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	1,667,096
1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	996,619
2,255,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,246,571
970,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	948,750
1,000,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	999,531
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$1,170,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 6.317%, 10/25/2029	$ 1,244,154
1,000,000	Capital One Financial Co., Sr. Unsecd. Note, 4.493%, 9/11/2031	992,936
400,000	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	420,360
1,485,000	Citigroup, Inc., 4.125%, 7/25/2028	1,483,555
515,000	Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	511,185
2,500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,306,022
2,010,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	1,837,101
1,325,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,314,889
845,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	855,844
420,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	439,557
835,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	887,038
790,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	727,182
1,025,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	1,065,877
740,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	811,087
785,000	Comerica, Inc., 3.800%, 7/22/2026	781,364
1,000,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	1,040,560
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	488,577
600,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	585,115
250,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	253,580
1,525,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	1,585,819
1,500,000	FNB Corp. (PA), 5.722%, 12/11/2030	1,530,409
1,230,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	1,217,376
850,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	751,868
1,350,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	1,239,009
800,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	796,200
2,080,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	2,064,453
1,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	1,545,300
700,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	728,758
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	498,370
330,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	346,492
725,000	Huntington National Bank, Sr. Unsecd. Note, 5.650%, 1/10/2030	757,773
1,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,248,249
2,035,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	1,829,846
1,570,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.739%, 10/15/2030	1,484,565
785,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	719,527
350,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	351,498
360,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	368,814
1,010,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	1,044,771
1,500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.299%, 7/24/2029	1,544,573
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.502%, 1/24/2036	524,887
1,120,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.572%, 4/22/2036	1,181,052
385,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.581%, 4/22/2030	401,840
185,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	203,811
1,200,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	1,301,198
635,000	M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	637,465
675,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	677,023
1,020,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	1,104,398
850,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	860,341
1,085,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	1,081,561
450,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	448,390
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,325,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	$ 1,367,964
1,720,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	1,789,785
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.664%, 4/17/2036	1,053,367
1,825,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	1,616,036
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.622%, 4/1/2031	1,360,064
1,135,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	1,120,506
1,855,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	1,893,351
750,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.373%, 7/21/2036	770,732
585,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	605,457
315,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	332,838
38,690	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	8,125
1,100,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	1,127,118
1,000,000		State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	1,035,212
700,000		State Street Corp., Sub., 6.123%, 11/21/2034	758,820
1,550,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,582,293
950,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	983,820
725,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	689,362
810,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.071%, 5/20/2031	829,621
2,090,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,117,695
375,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	405,405
1,240,000		U.S. Bancorp, Sr. Unsecd. Note, 4.653%, 2/1/2029	1,252,652
755,000		U.S. Bancorp, Sr. Unsecd. Note, 5.083%, 5/15/2031	776,363
465,000		U.S. Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	480,604
270,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	280,467
395,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	421,351
540,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	475,266
425,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	415,038
800,000		Wells Fargo & Co., Sr. Unsecd. Note, 4.892%, 9/15/2036	799,852
465,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	485,575
1,030,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.557%, 7/25/2034	1,081,965
1,250,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	1,293,943
465,000		Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	516,498
1,295,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,260,342
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,398,966
2,125,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	2,107,092
		TOTAL	99,024,669
		Financial Institution - Broker/Asset Mgr/Exchange—1.2%
465,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	461,034
800,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	890,963
1,600,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.625%, 10/15/2031	1,408,160
1,065,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	1,101,684
250,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	262,349
840,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	855,794
		TOTAL	4,979,984
		Financial Institution - Finance Companies—1.6%
365,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	352,543
1,080,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	997,030
725,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	730,650
400,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	408,976
700,000		Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	687,390
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—continued
$ 725,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	$ 714,440
800,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	813,226
140,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	143,935
1,000,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	1,007,955
770,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	808,961
	TOTAL	6,665,106
	Financial Institution - Insurance - Health—1.5%
905,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	844,267
1,510,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.101%, 3/1/2028	1,509,529
540,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.600%, 9/15/2032	538,421
810,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.150%, 6/15/2029	835,476
1,005,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2035	1,025,828
1,500,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	1,538,250
	TOTAL	6,291,771
	Financial Institution - Insurance - Life—1.9%
465,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	458,795
1,300,000	CoreBridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	1,362,312
930,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	955,327
1,070,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	1,119,834
1,675,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	1,593,690
700,000	Lincoln National Corp., Sr. Unsecd. Note, 5.852%, 3/15/2034	734,792
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	195,487
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	375,069
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	353,262
1,000,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2033	1,041,813
	TOTAL	8,190,381
	Financial Institution - Insurance - P&C—0.6%
1,000,000	Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	1,041,205
240,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	237,362
820,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	834,069
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	542,326
	TOTAL	2,654,962
	Financial Institution - REIT - Apartment—0.6%
970,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	959,727
600,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	564,465
475,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	415,407
800,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	668,534
	TOTAL	2,608,133
	Financial Institution - REIT - Healthcare—1.0%
800,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	697,453
190,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	179,604
1,135,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,134,254
600,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	611,976
1,020,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	947,002
930,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	891,108
	TOTAL	4,461,397
	Financial Institution - REIT - Office—1.2%
1,455,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	1,189,766
1,080,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,072,600
760,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	767,101
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$ 500,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	$ 465,691
700,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	597,695
750,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	830,305
	TOTAL	4,923,158
	Financial Institution - REIT - Other—0.8%
1,005,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	1,031,341
280,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	282,270
500,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	449,543
365,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	358,805
500,000	WP Carey, Inc., Sr. Unsecd. Note, 4.650%, 7/15/2030	503,298
810,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	832,210
	TOTAL	3,457,467
	Financial Institution - REIT - Retail—1.2%
260,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	247,599
280,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	259,332
700,000	Kimco Realty Corp., Sr. Unsecd. Note, 4.600%, 2/1/2033	697,397
1,005,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	1,109,324
760,000	Regency Centers LP, Sr. Unsecd. Note, 3.600%, 2/1/2027	755,385
1,705,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	1,666,434
500,000	Regency Centers LP, Sr. Unsecd. Note, 5.250%, 1/15/2034	515,234
	TOTAL	5,250,705
	Sovereign—0.2%
600,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	625,859
	Technology—7.2%
1,005,000	Accenture Capital, Inc., Sr. Unsecd. Note, 4.050%, 10/4/2029	1,004,045
1,350,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	1,332,675
570,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	585,130
1,400,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	1,456,087
1,205,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	1,254,093
585,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	582,416
260,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	255,431
1,120,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	1,148,157
1,205,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	1,218,667
455,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	461,151
24,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	24,178
500,000	Fiserv, Inc., Sr. Secd. Note, 5.250%, 8/11/2035	498,709
465,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	426,946
1,310,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	1,335,284
1,230,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	1,266,501
620,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	604,113
295,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	272,344
665,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	591,698
1,100,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	1,091,619
610,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.850%, 10/15/2031	616,516
600,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	593,902
930,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	952,798
325,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	309,537
785,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	792,888
600,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	609,817
500,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	499,560
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 550,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	$ 560,831
390,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	397,963
2,120,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	2,247,233
2,310,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	2,085,032
860,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	857,109
600,000	Roper Technologies, Inc., Sr. Unsecd. Note, 5.100%, 9/15/2035	604,162
835,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	767,987
595,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	638,370
1,445,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	1,309,917
800,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	797,966
535,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.500%, 8/15/2030	537,598
320,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	313,444
	TOTAL	30,901,874
	Transportation - Railroads—0.3%
380,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	371,071
280,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	249,932
600,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	587,053
	TOTAL	1,208,056
	Transportation - Services—2.4%
1,130,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,158,290
1,575,000	GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	1,656,018
615,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	550,190
1,005,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	1,035,649
1,080,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	1,114,744
1,355,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	1,393,464
475,000	Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	486,651
605,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	593,911
910,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 4.300%, 6/15/2027	912,380
455,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	467,026
825,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	852,455
	TOTAL	10,220,778
	Utility - Electric—5.7%
690,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.950%, 6/1/2028	687,122
500,000	Alabama Power Co., Sr. Unsecd. Note, Series 20-A, 1.450%, 9/15/2030	440,662
2,050,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	1,885,731
325,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	345,919
970,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	972,945
1,740,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	1,608,016
500,000	Duke Energy Corp., Sr. Unsecd. Note, 4.500%, 8/15/2032	497,957
560,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	529,898
535,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	552,542
1,260,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.125%, 7/12/2028	1,193,665
700,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	718,169
1,005,000	EverSource Energy, Sr. Unsecd. Note, 5.950%, 2/1/2029	1,053,373
1,860,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	1,843,734
220,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	217,808
1,620,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	1,678,932
1,120,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	1,130,834
1,005,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.900%, 2/28/2028	1,022,674
1,960,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	2,024,473
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 540,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	$ 556,602
595,000		NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	577,607
565,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	582,910
230,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	219,189
1,285,000		Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	1,255,317
135,000	[2]	Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	134,278
540,000		Southern Power Co., Sr. Unsecd. Note, Series B, 4.900%, 10/1/2035	534,635
465,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	412,169
245,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	231,068
535,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	541,730
855,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	871,565
		TOTAL	24,321,524
		Utility - Natural Gas Distributor—0.2%
755,000		Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	772,193
		TOTAL CORPORATE BONDS (IDENTIFIED COST $394,600,729)	401,952,315
		U.S. TREASURIES—3.1%
		U.S. Treasury Notes—3.1%
6,300,000		United States Treasury Note, 3.875%, 4/30/2030	6,349,120
6,500,000		United States Treasury Note, 4.625%, 2/15/2035	6,780,948
		TOTAL U.S. TREASURIES (IDENTIFIED COST $12,947,127)	13,130,068
		INVESTMENT COMPANY—2.1%
9,279,382		Federated Hermes Government Obligations Fund, Premier Shares, 4.03%[3] (IDENTIFIED COST $9,279,382)	9,279,382
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $416,827,238)[4]	424,361,765
		OTHER ASSETS AND LIABILITIES - NET—0.7%[5]	2,830,799
		NET ASSETS—100%	$427,192,564
At October 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	60	$6,760,313	December 2025	$(5,946)
United States Treasury Notes 10-Year Ultra Long Futures	76	$8,776,812	December 2025	$71,568
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$65,622
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 4/30/2025	$19,474,905
Purchases at Cost	$47,101,602
Proceeds from Sales	$(57,297,125)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2025	$9,279,382
Shares Held as of 10/31/2025	9,279,382
Dividend Income	$95,646

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2025, these restricted securities amounted to $134,278, which represented 0.0% of total net assets.

3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at October 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$401,944,190	$8,125	$401,952,315
U.S. Treasuries	—	13,130,068	—	13,130,068
Investment Company	9,279,382	—	—	9,279,382
TOTAL SECURITIES	$9,279,382	$415,074,258	$8,125	$424,361,765
Other Financial Instruments:[1]
Assets	$71,568	$—	$—	$71,568
Liabilities	(5,946)	—	—	(5,946)
TOTAL OTHER FINANCIAL INSTRUMENTS	$65,622	$—	$—	$65,622

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2025	Year Ended April 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.58	$8.29	$8.47	$8.60	$9.60	$9.29
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.35	0.33	0.25	0.18	0.23
Net realized and unrealized gain (loss)	0.13	0.30	(0.18)	(0.15)	(0.90)	0.33
Total From Investment Operations	0.31	0.65	0.15	0.10	(0.72)	0.56
Less Distributions:
Distributions from net investment income	(0.18)	(0.36)	(0.33)	(0.23)	(0.18)	(0.23)
Distributions from net realized gain	—	—	—	(0.00)[2]	(0.10)	(0.02)
Total Distributions	(0.18)	(0.36)	(0.33)	(0.23)	(0.28)	(0.25)
Net Asset Value, End of Period	$8.71	$8.58	$8.29	$8.47	$8.60	$9.60
Total Return[3]	3.66%	7.91%	1.88%	1.22%	(7.68)%	5.94%
Ratios to Average Net Assets:
Net expenses[4]	0.51%[5]	0.51%	0.54%	0.57%	0.57%	0.57%
Net investment income	4.17%[5]	4.15%	3.96%	2.95%	1.93%	2.32%
Expense waiver/reimbursement[6]	0.23%[5]	0.27%	0.27%	0.24%	0.26%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$194,269	$233,613	$361,926	$229,337	$122,743	$164,458
Portfolio turnover[7]	18%	17%	18%	28%	23%	28%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2025	Year Ended April 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.59	$8.29	$8.47	$8.60	$9.60	$9.29
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.33	0.31	0.22	0.16	0.20
Net realized and unrealized gain (loss)	0.13	0.31	(0.18)	(0.14)	(0.90)	0.33
Total From Investment Operations	0.30	0.64	0.13	0.08	(0.74)	0.53
Less Distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.31)	(0.21)	(0.16)	(0.20)
Distributions from net realized gain	—	—	—	(0.00)[2]	(0.10)	(0.02)
Total Distributions	(0.17)	(0.34)	(0.31)	(0.21)	(0.26)	(0.22)
Net Asset Value, End of Period	$8.72	$8.59	$8.29	$8.47	$8.60	$9.60
Total Return[3]	3.53%	7.76%	1.62%	0.97%	(7.91)%	5.68%
Ratios to Average Net Assets:
Net expenses[4]	0.76%[5]	0.76%	0.80%	0.82%	0.82%	0.82%
Net investment income	3.92%[5]	3.90%	3.67%	2.57%	1.69%	2.08%
Expense waiver/reimbursement[6]	0.47%[5]	0.46%	0.48%	0.48%	0.49%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,222	$1,938	$13,170	$15,137	$15,999	$19,535
Portfolio turnover[7]	18%	17%	18%	28%	23%	28%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2025	Period Ended 4/30/2025[1]
Net Asset Value, Beginning of Period	$8.59	$8.41
Income From Investment Operations:
Net investment income (loss)[2]	0.18	0.30
Net realized and unrealized gain (loss)	0.13	0.18
Total From Investment Operations	0.31	0.48
Less Distributions:
Distributions from net investment income	(0.18)	(0.30)
Net Asset Value, End of Period	$8.72	$8.59
Total Return[3]	3.69%	5.80%
Ratios to Average Net Assets:
Net expenses[4]	0.45%[5]	0.45%[5]
Net investment income	4.22%[5]	4.23%[5]
Expense waiver/reimbursement[6]	0.16%[5]	0.17%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$231,702	$185,173
Portfolio turnover[7]	18%	17%[8]

1	Reflects operations for the period from July 1, 2024 (commencement of operations) to April 30, 2025.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2025.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $9,279,382 of investments in affiliated holdings* (identified cost $416,827,238, including $9,279,382 of identified cost in affiliated holdings)	$424,361,765
Due from broker (Note 2)	306,300
Income receivable	4,293,511
Income receivable from affiliated holdings	22,273
Receivable for shares sold	123,617
Total Assets	429,107,466
Liabilities:
Payable for investments purchased	749,865
Payable for shares redeemed	352,519
Payable for variation margin on futures contracts	6,558
Income distribution payable	691,972
Payable for investment adviser fee (Note 5)	16,633
Payable for administrative fee (Note 5)	904
Payable for other service fees (Notes 2 and 5)	13,661
Accrued expenses (Note 5)	82,790
Total Liabilities	1,914,902
Net assets for 49,000,657 shares outstanding	$427,192,564
Net Assets Consist of:
Paid-in capital	$422,431,581
Total distributable earnings (loss)	4,760,983
Net Assets	$427,192,564
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($194,269,190 ÷ 22,292,297 shares outstanding), no par value, unlimited shares authorized	$8.71
Service Shares:
Net asset value per share ($1,221,609 ÷ 140,151 shares outstanding), no par value, unlimited shares authorized	$8.72
Class R6 Shares:
Net asset value per share ($231,701,765 ÷ 26,568,209 shares outstanding), no par value, unlimited shares authorized	$8.72

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended October 31, 2025 (unaudited)

Investment Income:
Interest	$9,556,585
Dividends received from affiliated holdings*	95,646
TOTAL INCOME	9,652,231
Expenses:
Investment adviser fee (Note 5)	907,338
Administrative fee (Note 5)	164,565
Custodian fees	9,808
Transfer agent fees (Note 2)	124,180
Directors’/Trustees’ fees (Note 5)	1,827
Auditing fees	17,663
Legal fees	6,469
Portfolio accounting fees	75,382
Distribution services fee (Note 5)	1,956
Other service fees (Notes 2 and 5)	43,055
Share registration costs	31,108
Printing and postage	17,195
Miscellaneous (Note 5)	14,390
TOTAL EXPENSES	1,414,936
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(325,632)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(84,602)
TOTAL WAIVERS AND REIMBURSEMENTS	(410,234)
Net expenses	1,004,702
Net investment income	8,647,529
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(51,166)
Net realized gain on futures contracts	216,761
Net change in unrealized appreciation of investments	6,069,691
Net change in unrealized appreciation of futures contracts	(203,194)
Net realized and unrealized gain (loss) on investments and futures contracts	6,032,092
Change in net assets resulting from operations	$14,679,621

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2025	Year Ended 4/30/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,647,529	$16,870,824
Net realized gain (loss)	165,595	338,032
Net change in unrealized appreciation/depreciation	5,866,497	13,295,065
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,679,621	30,503,921
Distributions to Shareholders:
Institutional Shares	(4,449,065)	(11,379,348)
Service Shares	(30,800)	(170,689)
Class R6 Shares	(4,146,200)	(5,443,098)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,626,065)	(16,993,135)
Share Transactions:
Proceeds from sale of shares	68,490,899	288,672,588
Net asset value of shares issued to shareholders in payment of distributions declared	4,228,292	8,371,806
Cost of shares redeemed	(72,303,800)	(264,927,554)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	415,391	32,116,840
Change in net assets	6,468,947	45,627,626
Net Assets:
Beginning of period	420,723,617	375,095,991
End of period	$427,192,564	$420,723,617

1	Reflects operations for the period from July 1, 2024 (commencement of operations) to April 30, 2025.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
October 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income , if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $410,234 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended October 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$114,623	$(41,076)
Service Shares	1,009	(468)
Class R6 Shares	8,548	—
TOTAL	$124,180	$(41,544)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Financial Statements and Additional Information

For the six months ended October 31, 2025, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$41,102	$(41,102)
Service Shares	1,953	—
TOTAL	$43,055	$(41,102)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $12,645,683. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at October 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	9/16/2025	$134,744	$134,278
Semi-Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(65,622)*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$216,761

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(203,194)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2025		Year Ended 4/30/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,875,809	$16,204,462	10,588,035	$90,110,984
Shares issued to shareholders in payment of distributions declared	469,325	4,062,859	962,628	8,217,444
Shares redeemed	(7,273,243)	(62,870,756)	(27,983,723)	(240,042,976)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,928,109)	$(42,603,435)	(16,433,060)	$(141,714,548)
	Six Months Ended 10/31/2025		Year Ended 4/30/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,852	$50,351	28,362	$239,779
Shares issued to shareholders in payment of distributions declared	3,309	28,650	18,104	153,344
Shares redeemed	(94,710)	(817,952)	(1,409,015)	(11,989,082)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(85,549)	$(738,951)	(1,362,549)	$(11,595,959)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 10/31/2025		Year Ended 4/30/2025[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	5,987,731	$52,236,086	23,069,068	$198,321,825
Shares issued to shareholders in payment of distributions declared	15,689	136,783	119	1,018
Shares redeemed	(996,259)	(8,615,092)	(1,508,139)	(12,895,496)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	5,007,161	$43,757,777	21,561,048	$185,427,347
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,497)	$415,391	3,765,439	$32,116,840

1	Reflects operations for the period from July 1, 2024 (commencement of operations) to April 30, 2025.
4. FEDERAL TAX INFORMATION
At October 31, 2025, the cost of investments for federal tax purposes was $416,827,238. The net unrealized appreciation of investments for federal tax purposes was $7,600,149. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $9,145,706 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,545,557. The amounts presented are inclusive of derivative contracts.
As of April 30, 2025, the Fund had a capital loss carryforward of $2,209,514 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$400,085	$1,809,429	$2,209,514
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.44% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended October 31, 2025, the Adviser voluntarily waived $324,003 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2025, the Adviser reimbursed $1,629.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2025, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$1,956	$(1,956)
Semi-Annual Financial Statements and Additional Information

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended October 31, 2025, FSSC received $445 and reimbursed $41,102 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.76% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2025, were as follows:
Purchases	$68,768,253
Sales	$71,504,649
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2025, the Fund had no outstanding loans. During the six months ended October 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2025, there were no outstanding loans. During the six months ended October 31, 2025, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered
Semi-Annual Financial Statements and Additional Information

into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Intermediate Corporate Bond Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 6 basis points, such reduction to be effective July 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Semi-Annual Financial Statements and Additional Information

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Intermediate Corporate Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
CUSIP 31420C472
G00715-01 (12/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
October 31, 2025

Share Class | Ticker	A | FTIAX	Institutional | FSTYX	Service | FSTIX	R6 | FSILX

Federated Hermes Short-Term Income Fund

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2025 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—46.1%
	Auto Receivables—30.3%
$ 2,143,000	Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 2,179,906
1,500,000	Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	1,528,704
5,102,500	Ally Auto Receivables Trust 2023-A, Class D, 7.330%, 1/17/2034	5,165,122
1,575,000	Ally Auto Receivables Trust 2024-1, Class C, 5.410%, 11/15/2029	1,590,586
2,000,000	Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	2,019,666
1,136,103	Ally Bank Auto Credit-Linked N 2024-B, Class D, 5.410%, 9/15/2032	1,143,230
1,514,804	Ally Bank Auto Credit-Linked N 2024-B, Class E, 6.678%, 9/15/2032	1,527,866
518,047	Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	524,321
518,047	Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	524,984
1,343,391	Ally Bank Auto Credit-Linked Notes 2025-A, Class D, 4.991%, 6/15/2033	1,346,884
6,045,262	Ally Bank Auto Credit-Linked Notes 2025-A, Class E, 6.066%, 6/15/2033	6,070,682
2,700,000	Ally Bank Auto Credit-Linked Notes 2025-B, Class D, 4.942%, 9/15/2033	2,716,304
2,200,000	Ally Bank Auto Credit-Linked Notes 2025-B, Class E, 6.164%, 9/15/2033	2,213,302
3,635,000	AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	3,660,075
5,500,000	AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	5,620,463
1,490,700	ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	1,500,043
1,625,000	ARI Fleet Lease Trust 2024-A, Class C, 5.380%, 11/15/2032	1,650,921
2,750,000	ARI Fleet Lease Trust 2024-B, Class B, 5.390%, 4/15/2033	2,796,745
2,990,000	ARI Fleet Lease Trust 2024-B, Class C, 5.550%, 4/15/2033	3,040,877
1,200,000	ARI Fleet Lease Trust 2025-A, Class B, 4.700%, 1/17/2034	1,208,957
1,050,000	ARI Fleet Lease Trust 2025-A, Class C, 4.900%, 1/17/2034	1,057,903
2,760,000	BMW Vehicle Lease Trust 2024-2, Class A4, 4.210%, 2/25/2028	2,764,706
1,850,000	Bof Ursa Funding 2024-SN1A, Class C, 5.830%, 12/15/2028	1,876,596
2,350,000	Bof Ursa Funding 2024-SN1A, Class D, 6.360%, 7/16/2029	2,401,423
7,250,000	CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	7,185,540
6,000,000	CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	5,936,490
2,000,000	CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	2,025,932
1,000,000	CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	1,014,911
1,000,000	CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	1,021,952
4,000,000	CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	4,128,494
3,500,000	CarMax Auto Owner Trust 2024-4, Class A3, 4.600%, 10/15/2029	3,531,182
1,000,000	CarMax Auto Owner Trust 2024-4, Class D, 5.360%, 8/15/2031	1,019,213
1,420,000	CarMax Auto Owner Trust 2025-1, Class B, 5.110%, 9/16/2030	1,447,789
1,530,000	CarMax Auto Owner Trust 2025-1, Class C, 5.260%, 10/15/2030	1,560,229
1,585,000	CarMax Auto Owner Trust 2025-1, Class D, 5.600%, 7/15/2031	1,599,876
1,000,000	CarMax Auto Owner Trust 2025-3, Class C, 4.880%, 4/15/2031	1,006,752
1,050,000	CarMax Auto Owner Trust 2025-3, Class D, 5.220%, 5/17/2032	1,063,993
1,170,295	Chase Auto Credit Linked Notes 2025-1, Class C, 4.851%, 2/25/2033	1,177,684
882,154	Chase Auto Credit Linked Notes 2025-1, Class D, 5.047%, 2/25/2033	888,406
7,000,000	Chase Auto Owner Trust 2024-2A, Class D, 6.150%, 8/25/2031	7,161,588
3,560,000	Chase Auto Owner Trust 2024-4A, Class D, 5.790%, 11/25/2031	3,595,686
2,850,000	Chase Auto Owner Trust 2024-5A, Class D, 4.970%, 1/26/2032	2,847,011
1,000,000	Chase Auto Owner Trust 2025-2A, Class C, 4.530%, 4/25/2031	999,057
2,000,000	Chase Auto Owner Trust 2025-2A, Class D, 5.540%, 2/25/2033	1,998,773
1,250,000	Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,257,567
1,000,000	Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	1,001,760
2,000,000	Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	2,001,732
1,350,000	Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	1,369,764
2,000,000	Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	2,030,059
Semi-Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 1,000,000	Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	$ 1,017,775
1,300,000	Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	1,325,382
7,000,000	Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	7,079,270
5,000,000	Drive Auto Receivables Trust 2024-2, Class D, 4.940%, 5/17/2032	4,991,569
3,500,000	Drive Auto Receivables Trust 2025-1, Class D, 5.410%, 9/15/2032	3,569,710
5,500,000	Drive Auto Receivables Trust 2025-2, Class D, 4.900%, 12/15/2032	5,484,800
211,468	Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	212,403
600,290	Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	601,693
4,500,000	Enterprise Fleet Financing LLC 2023-2, Class A3, 5.500%, 4/22/2030	4,577,438
4,022,445	Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	4,078,584
5,650,000	Enterprise Fleet Financing LLC 2024-1, Class A3, 5.160%, 9/20/2030	5,758,611
3,750,000	Enterprise Fleet Financing LLC 2024-2, Class A4, 5.690%, 12/20/2030	3,874,019
3,250,000	Enterprise Fleet Financing LLC 2024-3, Class A4, 5.060%, 3/20/2031	3,320,658
1,667,290	Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	1,671,416
5,000,000	Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	5,035,185
5,000,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	5,027,725
2,500,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,509,784
5,000,000	Ford Credit Auto Owner Trust 2023-A, Class C, 5.510%, 9/15/2030	5,069,382
3,250,000	Ford Credit Auto Owner Trust 2024-D, Class B, 4.880%, 9/15/2030	3,303,930
6,000,000	Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class C, 5.580%, 8/15/2035	6,147,581
2,500,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	2,602,697
8,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class B, 5.310%, 5/15/2028	8,530,424
7,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	7,542,281
8,700,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	8,775,936
5,755,000	Ford Credit Floorplan Master Owner Trust 2024-4, Class B, 4.610%, 9/15/2031	5,699,845
1,000,000	GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	1,013,525
2,800,000	GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	2,829,268
8,000,000	General Motors 2024-4A, Class B, 4.980%, 11/15/2029	8,062,697
4,000,000	GM Financial Automobile Leasing Trust 2024-3, Class B, 4.490%, 10/20/2028	4,014,381
4,000,000	GM Financial Automobile Leasing Trust 2025-2, Class C, 5.040%, 10/22/2029	4,047,365
5,000,000	GM Financial Revolving Receivables 2023-1, Class C, 5.900%, 4/11/2035	5,112,290
3,000,000	GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,047,207
3,250,000	GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	3,304,948
1,250,000	GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	1,271,975
2,750,000	GM Financial Securitized Term 2025-2, Class C, 4.910%, 10/18/2032	2,783,531
3,750,000	GM Financial Securitized Term Auto Receivables Trust 2022-3, Class C, 5.210%, 12/18/2028	3,787,374
800,000	GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	812,718
1,000,000	GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	1,015,061
866,000	GreenState Auto Receivables Trust 2024-1A, Class SUB, 6.500%, 6/15/2032	878,881
5,000,000	Hyundai Auto Lease Securitization Trust 2024-A, Class A, 5.350%, 5/15/2028	5,036,098
4,900,000	Hyundai Auto Lease Securitization Trust 2024-A, Class B, 5.560%, 8/15/2028	4,962,850
4,000,000	Hyundai Auto Lease Securitization Trust 2024 - C, Class B, 4.970%, 2/15/2029	4,043,699
1,945,000	Hyundai Auto Lease Securitization Trust 2025-A, Class B, 5.150%, 6/15/2029	1,968,233
4,250,000	Hyundai Auto Lease Securitization Trust 2025-B, Class B, 4.940%, 8/15/2029	4,295,090
3,000,000	Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	3,063,595
5,000,000	Hyundai Auto Receivables Trust 2024-C, Class C, 4.860%, 2/17/2032	5,022,254
4,000,000	Hyundai Auto Receivables Trust 2025-C, Class C, 4.370%, 1/18/2033	4,006,354
2,000,000	LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	2,042,024
1,000,000	LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	1,026,727
750,000	LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	776,218
1,375,000	LAD Auto Receivables Trust 2024-3A, Class C, 4.930%, 3/15/2030	1,377,235
1,200,000	LAD Auto Receivables Trust 2024-3A, Class D, 5.180%, 2/17/2032	1,203,214
Semi-Annual Financial Statements and Additional Information
2

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 2,400,000		LAD Auto Receivables Trust 2025-2A, Class D, 5.010%, 12/15/2032	$ 2,420,057
3,000,000		Navistar Financial Dealer Note Master Trust 2024-1, Class A, 5.590%, 4/25/2029	3,017,605
2,080,000		Navistar Financial Dealer Note Master Trust 2024-1, Class B, 5.790%, 4/25/2029	2,091,729
2,850,000		Navistar Financial Dealer Note Master Trust 2024-1, Class C, 6.130%, 4/25/2029	2,866,636
1,460,000		Navistar Financial Dealer Note Master Trust 2025-1, Class C, 4.720%, 9/25/2030	1,451,566
6,000,000		NextGear Floorplan Master Owner Trust 2024-2A, Class B, 4.870%, 9/15/2029	6,034,012
6,662,000		NextGear Floorplan Master Owner Trust 2025-1A, Class B, 4.890%, 2/15/2030	6,689,293
9,662,000		NextGear Floorplan Master Owner Trust 2025-2A, Class B, 4.690%, 10/15/2030	9,657,505
3,200,000		Nissan Auto Lease Trust 2025-B, Class C, 4.810%, 11/15/2029	3,222,449
700,000		PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	700,086
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	800,567
3,495,000		Porsche Innovative Lease Owner Trust 2024-2A, Class A4, 4.260%, 9/20/2030	3,499,190
54,896		Santander Bank Auto Credit-Linked Notes 2023-A, Class E, 10.068%, 6/15/2033	55,166
2,405,106		Santander Bank Auto Credit-Linked Notes 2024-B, Class D, 5.483%, 1/18/2033	2,420,162
1,579,674		Santander Bank Auto Credit-Linked Notes 2024-B, Class E, 6.799%, 1/18/2033	1,588,571
1,509,275		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	1,512,681
2,934,078		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	2,953,450
1,850,000		Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	1,872,413
13,000,000		Santander Drive Auto Receivables Trust 2024-2, Class D, 6.280%, 8/15/2031	13,488,823
15,000,000		Santander Drive Auto Receivables Trust 2024-4, Class D, 5.320%, 12/15/2031	15,292,478
7,500,000		Santander Drive Auto Receivables Trust 2024-5, Class D, 5.140%, 2/17/2032	7,597,861
9,500,000		Santander Drive Auto Receivables Trust 2025-1, Class D, 5.430%, 3/17/2031	9,650,955
6,500,000		Santander Drive Auto Receivables Trust 2025-2, Class D, 5.470%, 5/15/2031	6,598,588
10,300,000		Santander Drive Auto Receivables Trust 2025-3, Class D, 5.110%, 9/15/2031	10,410,263
3,060,000		SBNA Auto Lease Trust 2024-C, Class A4, 4.420%, 3/20/2029	3,064,969
2,225,000		SBNA Auto Receivables Trust 2025-SF1, Class D, 5.340%, 9/15/2031	2,239,960
575,000		SBNA Auto Receivables Trust 2025-SF1, Class E, 6.740%, 10/15/2031	579,817
1,020,012		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	1,027,414
850,010		Securitized Term Auto Receivables Trust 2025-A, Class C, 5.185%, 7/25/2031	854,239
782,009		Securitized Term Auto Receivables Trust 2025-A, Class D, 6.746%, 7/25/2031	792,289
5,500,000		SFS Auto Receivables Securitiz 2025-3A C, Class C, 5.130%, 11/21/2033	5,499,424
2,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	2,048,300
2,500,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	2,557,738
6,000,000		SFS Auto Receivables Securitization Trust 2025-1A, Class C, 5.200%, 10/20/2032	6,111,596
3,765,000		Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class C, 5.080%, 8/20/2029	3,808,185
2,479,605		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	2,482,342
5,700,000		Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	5,705,692
4,000,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	4,020,204
5,325,000		Tesla Auto Lease Trust 2024-B, Class C, 5.490%, 12/20/2028	5,362,146
3,004,454	[1]	The Huntington National Bank 2025-1, Class C, 6.433% (30-DAY AVERAGE SOFR +2.250%), 3/21/2033	3,007,548
2,531,501		Truist Bank Auto Credit-Linked Notes Series 2025-1, Class C, 6.807%, 9/26/2033	2,534,491
834,086		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	843,561
3,900,000		Wheels Fleet Lease Funding LLC 2025-1A, Class C, 5.080%, 1/18/2040	3,931,143
1,750,000		Wheels Fleet Lease Funding LLC 2025-2A, Class B, 4.610%, 5/18/2040	1,758,888
3,750,000		Wheels Fleet Lease Funding LLC 2025-2A, Class C, 4.860%, 5/18/2040	3,769,397
1,287,000		Wheels Fleet Lease Funding LLC 2025-3A, Class B, 4.440%, 9/18/2040	1,299,212
2,400,000		Wheels Fleet Lease Funding LLC 2025-3A, Class C, 4.790%, 9/18/2040	2,423,434
8,000,000		World Omni Automobile Lease Securitization Trust 2025-A, Class B, 4.680%, 5/15/2030	8,045,246
		TOTAL	493,273,957
		Credit Card—5.4%
1,000,000		American Express Credit Account 2025-5 A, Class A, 4.510%, 7/15/2032	1,022,778
5,250,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	5,351,153
Semi-Annual Financial Statements and Additional Information
3

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Credit Card—continued
$ 6,000,000	Bank of America Credit Card Trust 2024-A1, Class A, 4.930%, 5/15/2029	$ 6,097,282
2,300,000	CARDS II Trust 2024-1A, Class B, 5.450%, 7/16/2029	2,316,592
2,000,000	CARDS II Trust 2024-1A, Class C, 5.840%, 7/16/2029	2,016,708
2,500,000	CARDS II Trust 2025-1A, Class B, 5.070%, 3/17/2031	2,533,171
3,690,000	CARDS II Trust 2025-1A, Class C, 5.420%, 3/17/2031	3,723,954
1,500,000	Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.230%, 12/8/2027	1,501,707
3,743,000	Evergreen Credit Card Trust 2024-1A, Class C, 5.900%, 7/17/2028	3,763,089
3,000,000	Evergreen Credit Card Trust 2024-CRT4, Class B, 5.250%, 10/15/2028	3,026,793
4,000,000	Evergreen Credit Card Trust 2024-CRT4, Class C, 5.640%, 10/15/2028	4,021,415
3,000,000	Evergreen Credit Card Trust 2025-1A, Class C, 4.540%, 10/15/2029	3,011,651
1,000,000	Evergreen Credit Card Trust Series 2025-1A, Class B, 4.240%, 10/15/2029	1,003,777
2,300,000	Evergreen Credit Card Trust Series 2025-CRT5, Class B, 5.240%, 5/15/2029	2,329,577
1,400,000	Evergreen Credit Card Trust Series 2025-CRT5, Class C, 5.530%, 5/15/2029	1,414,017
4,600,000	First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	4,622,110
2,500,000	First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	2,550,709
7,000,000	Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,845,776
3,000,000	Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,918,699
3,290,000	Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,195,355
5,000,000	Master Credit Card Trust 2022-5A, Class B, 6.350%, 4/21/2031	5,259,283
2,000,000	Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	2,001,860
1,000,000	Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,034,053
2,000,000	Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	2,067,097
1,250,000	Master Credit Card Trust 2024-1A, Class B, 5.530%, 1/21/2028	1,251,548
1,750,000	Master Credit Card Trust 2024-1A, Class C, 6.020%, 1/21/2028	1,752,098
3,000,000	Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	3,002,048
1,870,000	Trillium Credit Card Trust II 2024-1A, Class B, 5.501%, 12/26/2028	1,872,954
1,000,000	Trillium Credit Card Trust II 2024-1A, Class C, 5.989%, 12/26/2028	1,000,904
3,000,000	Trillium Credit Card Trust II 2025-1A, Class B, 4.405%, 9/26/2030	3,001,433
1,700,000	Trillium Credit Card Trust II 2025-1A, Class C, 4.700%, 9/26/2030	1,700,759
	TOTAL	87,210,350
	Equipment Lease—4.6%
4,000,000	Daimler Trucks Retail Trust 2024-1, Class A4, 5.560%, 7/15/2031	4,067,150
1,500,000	Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	1,500,506
5,000,000	Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	5,013,458
4,153,000	Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	4,196,078
2,000,000	Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	2,020,764
1,500,000	Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	1,519,804
770,000	Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	780,189
1,000,000	Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	1,012,689
3,250,000	Dell Equipment Finance Trust 2024-2, Class D, 5.290%, 2/24/2031	3,273,253
520,000	Dell Equipment Finance Trust 2025-1, Class B, 4.960%, 2/24/2031	526,028
870,000	Dell Equipment Finance Trust 2025-1, Class C, 5.250%, 2/24/2031	881,956
740,000	Dell Equipment Finance Trust 2025-1, Class D, 5.640%, 8/22/2031	752,020
1,000,000	Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	1,007,554
3,500,000	Dell Equipment Finance Trust 2025-2, Class D, 4.830%, 3/22/2032	3,525,496
2,670,000	DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	2,753,228
2,642,678	DLLAD LLC 2023-1A, Class A3, 4.790%, 1/20/2028	2,655,012
2,430,000	DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	2,521,656
1,907,607	DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	1,914,482
5,040,000	Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	5,130,726
4,161,000	Great America Leasing Receivables 2025-1, Class B, 4.770%, 1/15/2032	4,173,824
1,625,000	Great America Leasing Receivables 2025-1, Class C, 5.010%, 1/18/2033	1,643,163
Semi-Annual Financial Statements and Additional Information
4

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 13,182		HPEFS Equipment Trust 2022-3A, Class C, 6.130%, 8/20/2029	$ 13,196
3,500,000		HPEFS Equipment Trust 2023-2A, Class D, 6.970%, 7/21/2031	3,538,035
3,000,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 11/20/2031	3,026,952
4,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	4,597,623
4,500,000		HPEFS Equipment Trust 2025-1A, Class D, 4.990%, 3/21/2033	4,550,997
1,000,000		HPEFS Equipment Trust 2025-2A, Class C, 4.410%, 11/22/2032	999,499
1,750,000		HPEFS Equipment Trust 2025-2A, Class D, 4.770%, 5/20/2033	1,748,970
4,000,000		John Deere Owner Trust 2022-C, Class A4, 5.200%, 9/17/2029	4,023,350
2,053,541		Kubota Credit Owner Trust 2023-1A, Class A3, 5.020%, 6/15/2027	2,061,017
240,958		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	241,391
		TOTAL	75,670,066
		Home Equity Loan—0.0%
4,027	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 4.626% (CME Term SOFR 1 Month +0.594%), 1/15/2028	3,327
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	21,410
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	24,737
		Other—5.0%
7,200,000		PFS Financing Corp. 2023-A, Class B, 6.330%, 3/15/2028	7,266,237
7,450,000		PFS Financing Corp. 2023-B, Class B, 5.710%, 5/15/2028	7,490,775
4,250,000		PFS Financing Corp. 2023-C, Class B, 5.910%, 10/15/2028	4,287,198
3,500,000		PFS Financing Corp. 2024-B, Class B, 5.290%, 2/15/2029	3,535,074
6,750,000		PFS Financing Corp. 2024-D, Class B, 5.590%, 4/15/2029	6,912,764
4,000,000		PFS Financing Corp. 2024-F, Class B, 4.990%, 8/15/2029	4,011,562
2,250,000		PFS Financing Corp. 2025-E, Class B, 4.610%, 7/16/2029	2,255,426
3,770,000		Verizon Master Trust 2023-6, Class C, 5.050%, 9/22/2031	3,805,760
8,000,000		Verizon Master Trust 2024-1, Class C, 5.490%, 12/20/2028	8,092,247
3,260,000		Verizon Master Trust 2024-3, Class C, 5.730%, 4/22/2030	3,345,617
5,000,000		Verizon Master Trust 2024-6, Class C, 4.670%, 8/20/2030	5,032,003
7,750,000		Verizon Master Trust 2024-8, Class C, 4.990%, 11/20/2030	7,862,249
1,000,000		Verizon Master Trust 2025-1, Class C, 5.090%, 1/21/2031	1,010,831
10,150,000		Verizon Master Trust 2025-4, Class C, 5.200%, 3/21/2033	10,360,843
2,490,000		Verizon Master Trust 2025-5, Class C, 4.840%, 6/20/2031	2,511,420
3,830,000		Verizon Master Trust 2025-7, Class C, 4.400%, 8/20/2031	3,844,317
		TOTAL	81,624,323
		Student Loans—0.8%
430,411	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 4.977% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	429,009
1,606,441		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	1,568,774
1,225,559		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,145,829
754,699		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	712,964
3,665,285		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	3,363,900
5,959,595	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 4.835% (CME Term SOFR 1 Month +0.804%), 4/20/2062	5,869,362
		TOTAL	13,089,838
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $746,220,895)	750,893,271
		CORPORATE BONDS—31.7%
		Capital Goods - Aerospace & Defense—0.3%
3,000,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 4.850%, 10/15/2031	3,081,795
1,500,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 5.353%, 1/15/2030	1,549,086
		TOTAL	4,630,881
		Capital Goods - Construction Machinery—0.4%
3,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.500%, 10/16/2030	2,996,778
2,940,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	2,960,889
		TOTAL	5,957,667
Semi-Annual Financial Statements and Additional Information
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—0.1%
$ 1,695,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	$ 1,772,200
		Communications - Media & Entertainment—0.3%
2,295,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	2,293,127
3,160,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.300%, 8/15/2029	3,191,169
		TOTAL	5,484,296
		Communications - Telecom Wireless—0.9%
1,805,000		American Tower Corp., Sr. Unsecd. Note, 4.900%, 3/15/2030	1,843,240
4,000,000		American Tower Corp., Sr. Unsecd. Note, 5.200%, 2/15/2029	4,106,087
4,050,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	4,106,085
4,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2028	4,076,537
		TOTAL	14,131,949
		Communications - Telecom Wirelines—0.4%
2,070,000		NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	2,062,527
4,000,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	4,074,020
		TOTAL	6,136,547
		Consumer Cyclical - Automotive—5.1%
3,335,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.450%, 10/22/2027	3,358,945
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.500%, 9/4/2030	5,013,637
6,000,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.250%, 1/13/2030	6,170,696
4,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	4,071,407
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	5,202,135
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	5,029,746
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.267% (SOFR +1.040%), 2/26/2027	5,005,523
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	5,146,759
4,000,000	[3]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 7/15/2030	4,146,031
4,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	4,042,559
9,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	9,126,653
4,135,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.110% (SOFR +0.850%), 11/15/2027	4,164,476
4,000,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.207% (SOFR +2.050%), 9/13/2027	3,990,590
2,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	2,534,439
1,500,000	[3]	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/17/2028	1,522,697
3,240,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.050%, 9/5/2028	3,248,894
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.650%, 1/5/2029	4,081,476
5,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 4.958% (SOFR +0.830%), 3/20/2026	5,004,735
2,930,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.850%, 9/11/2030	2,951,534
		TOTAL	83,812,932
		Consumer Non-Cyclical - Food/Beverage—0.4%
1,750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	1,778,192
730,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 5/1/2030	740,958
4,045,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	4,175,444
		TOTAL	6,694,594
		Consumer Non-Cyclical - Health Care—0.9%
2,680,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	2,684,147
1,665,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,699,976
2,325,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	2,372,885
1,840,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,884,300
2,000,000		HCA, Inc., Sr. Unsecd. Note, 5.450%, 4/1/2031	2,082,156
1,920,000		HCA, Inc., Sr. Unsub., 5.250%, 3/1/2030	1,985,097
1,551,000		Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	1,604,517
		TOTAL	14,313,078
		Consumer Non-Cyclical - Pharmaceuticals—0.4%
1,710,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	1,739,278
Semi-Annual Financial Statements and Additional Information
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$ 3,635,000		Biogen, Inc., Sr. Unsecd. Note, 5.050%, 1/15/2031	$ 3,744,559
1,665,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	1,709,003
		TOTAL	7,192,840
		Consumer Non-Cyclical - Tobacco—0.9%
2,500,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	2,624,151
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.000%, 10/29/2030	3,941,962
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,006,817
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	4,070,523
		TOTAL	14,643,453
		Energy - Independent—0.1%
1,750,000		Canadian Natural Resources Ltd., 144A, 5.000%, 12/15/2029	1,788,125
		Energy - Midstream—1.4%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,465,961
3,180,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	3,312,587
4,000,000		Enbridge, Inc., Sr. Unsecd. Note, 5.250%, 4/5/2027	4,060,851
890,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	905,005
4,110,000		Energy Transfer LP, Sr. Unsecd. Note, 5.200%, 4/1/2030	4,239,719
3,980,000		MPLX LP, Sr. Unsecd. Note, 4.800%, 2/15/2031	4,014,786
2,500,000		ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	2,593,336
2,000,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	2,106,258
		TOTAL	22,698,503
		Financial Institution - Banking—11.5%
770,000		Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	799,476
2,000,000	[1]	Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, 144A, 5.003% (SOFR +0.850%), 12/16/2029	2,023,736
6,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.162%, 1/24/2031	6,196,571
2,325,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.975%, 3/14/2030	2,389,035
5,000,000	[1]	Bank of New Zealand, Sr. Unsecd. Note, 144A, 4.885% (SOFR +0.810%), 1/27/2027	5,019,731
4,000,000		BNP Paribas S.A., Sr. 2nd Priority Note, 144A, 4.792%, 5/9/2029	4,036,130
4,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.862%, 1/13/2028	4,033,374
4,000,000		Capital One Financial Co., Sr. Unsecd. Note, 5.468%, 2/1/2029	4,097,858
4,000,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 4.962% (SOFR +0.712%), 11/19/2027	4,008,671
4,000,000		Citibank, N.A., Sr. Unsecd. Note, Series BKNT, 5.438%, 4/30/2026	4,022,747
6,000,000		Citibank, N.A., Sr. Unsecd. Note, Series BKNT, 5.488%, 12/4/2026	6,088,255
2,260,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	2,350,129
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,824,057
5,000,000		Commonwealth Bank of Australia, Sr. Unsecd. Note, 4.150%, 10/1/2030	5,014,671
5,000,000		Credit Agricole S.A., 144A, 5.230%, 1/9/2029	5,091,665
4,000,000		Deutsche Bank AG New York, Sr. Unsecd. Note, 4.950%, 8/4/2031	4,038,427
4,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	4,658,315
5,215,000		FNB Corp. (PA), 5.722%, 12/11/2030	5,320,721
4,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.369%, 10/21/2031	3,983,646
4,090,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.007% (SOFR +0.920%), 10/21/2027	4,105,048
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.355% (SOFR +1.120%), 2/24/2028	3,774,712
3,145,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.727%, 4/25/2030	3,287,100
3,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.272%, 1/15/2031	3,089,163
2,000,000		Huntington National Bank, Sr. Unsecd. Note, 4.871%, 4/12/2028	2,018,003
2,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.893% (SOFR +0.765%), 9/22/2027	2,508,168
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	5,053,005
3,820,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	4,136,081
5,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, 4.783% (SOFR +0.685%), 10/15/2027	5,017,955
2,855,000		Morgan Stanley, Sr. Unsecd. Note, 5.173%, 1/16/2030	2,932,439
5,995,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.652%, 4/13/2028	6,119,863
Semi-Annual Financial Statements and Additional Information
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 3,000,000		National Bank of Canada, Sr. Unsecd. Note, 4.500%, 10/10/2029	$ 3,029,028
6,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 4.881% (SOFR +0.760%), 9/29/2026	6,025,503
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.758%, 1/26/2027	2,001,714
1,090,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.300%, 1/21/2028	1,104,651
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492%, 5/14/2030	2,080,268
1,605,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,661,126
3,305,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	3,435,840
4,000,000		Royal Bank of Canada, Sr. Unsecd. Note, 4.305%, 11/3/2031	3,979,110
3,990,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.965%, 1/24/2029	4,057,673
4,000,000	[3]	Standard Chartered PLC, Sr. Unsecd. Note, 144A, 5.244%, 5/13/2031	4,116,877
4,000,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	4,083,337
1,295,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	1,341,103
4,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 5.170% (SOFR +1.030%), 12/17/2029	4,032,019
1,180,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.873%, 1/26/2029	1,196,278
3,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.071%, 5/20/2031	3,072,670
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.435%, 1/24/2030	2,067,513
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	4,041,224
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	2,162,162
6,000,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	6,232,601
3,635,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.198%, 1/23/2030	3,740,945
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	4,088,186
		TOTAL	186,588,580
		Financial Institution - Finance Companies—1.4%
7,077,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 6.450%, 4/15/2027	7,287,807
4,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	4,057,548
4,130,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	4,162,856
4,570,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	4,822,703
2,060,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	2,164,234
		TOTAL	22,495,148
		Financial Institution - Insurance - Life—1.5%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,136,164
1,695,000		Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	1,754,820
1,665,000		Lincoln Financial Global Funding, Sr. Secd. Note, 144A, 4.625%, 8/18/2030	1,671,244
4,000,000		MassMutual Global Funding II, Sr. Unsecd. Note, 144A, 4.850%, 1/17/2029	4,087,308
4,000,000		Metropolitan Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	4,086,150
4,000,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 4.900%, 4/4/2028	4,072,881
2,855,000		PRICOA Global Funding I, Sr. Secd. Note, 144A, 5.550%, 8/28/2026	2,889,362
		TOTAL	23,697,929
		Financial Institution - Insurance - P&C—0.4%
4,000,000		Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	4,117,030
1,000,000	[1]	HSB Group, Inc., Co. Guarantee, Series B, 5.076% (CME Term SOFR 3 Month +1.171%), 7/15/2027	986,621
1,175,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.984% (SOFR +0.700%), 11/8/2027	1,180,805
		TOTAL	6,284,456
		Technology—2.4%
2,000,000		Broadcom, Inc., Sr. Unsecd. Note, 4.200%, 10/15/2030	1,996,755
3,830,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2027	3,894,505
6,135,000	[3]	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	6,217,940
4,000,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.500%, 2/15/2031	3,989,967
4,000,000		Fiserv, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2030	4,000,322
1,945,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,983,301
1,835,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	1,872,466
5,175,000		Oracle Corp., Sr. Unsecd. Note, 4.200%, 9/27/2029	5,134,061
Semi-Annual Financial Statements and Additional Information
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 1,875,000		Oracle Corp., Sr. Unsecd. Note, 4.450%, 9/26/2030	$ 1,859,951
1,585,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.450%, 9/15/2030	1,591,076
1,165,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.500%, 10/15/2029	1,175,526
4,615,000		Synopsys, Inc., Sr. Unsecd. Note, 4.850%, 4/1/2030	4,698,225
900,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.500%, 8/15/2030	904,371
		TOTAL	39,318,466
		Transportation - Railroads—0.1%
2,210,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	2,212,694
		Transportation - Services—0.9%
6,000,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	6,308,639
3,340,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	3,434,812
5,000,000		Ryder System, Inc., Sr. Unsecd. Note, 6.300%, 12/1/2028	5,301,718
		TOTAL	15,045,169
		Utility - Electric—1.8%
6,000,000		Black Hills Corp., Sr. Unsecd. Note, 5.950%, 3/15/2028	6,216,639
4,000,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.600%, 3/1/2028	4,135,183
1,206,233		Consumers 2023 Securitization Funding LLC, Sec. Fac. Bond, Series A1, 5.550%, 3/1/2028	1,223,772
1,345,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,389,102
5,000,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.375%, 9/30/2030	4,970,280
2,725,000		EverSource Energy, Sr. Unsecd. Note, 4.450%, 12/15/2030	2,716,571
3,925,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	4,024,604
3,740,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 4.900%, 3/15/2030	3,821,696
1,080,000		Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	1,074,225
		TOTAL	29,572,072
		Utility - Other—0.1%
1,645,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,702,980
		TOTAL CORPORATE BONDS (IDENTIFIED COST $506,331,026)	516,174,559
		U.S. TREASURIES—5.5%
		U.S. Treasury Notes—5.5%
15,000,000		United States Treasury Note, 3.375%, 9/15/2028	14,909,124
30,000,000		United States Treasury Note, 3.500%, 9/30/2027	29,942,844
30,000,000		United States Treasury Note, 4.250%, 11/30/2026	30,166,806
15,000,000		United States Treasury Note, 4.250%, 2/28/2029	15,290,883
		TOTAL U.S. TREASURIES (IDENTIFIED COST $89,809,778)	90,309,657
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.2%
		Commercial Mortgage—2.6%
8,000,000	[1]	BHMS Mortgage Trust 2025-ATLS, Class B, 6.582% (CME Term SOFR 1 Month +2.550%), 8/15/2042	8,010,016
4,200,000		CHI Commercial Mortgage Trust 2025-SFT, Class B, 5.871%, 4/15/2042	4,303,710
1,000,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class B, 5.882% (CME Term SOFR 1 Month +1.850%), 12/15/2039	1,001,876
1,625,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class C, 6.182% (CME Term SOFR 1 Month +2.150%), 12/15/2039	1,629,060
3,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.625% (CME Term SOFR 1 Month +1.593%), 11/15/2039	3,002,814
1,600,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class B, 5.974% (CME Term SOFR 1 Month +1.942%), 11/15/2039	1,602,001
1,050,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class C, 6.274% (CME Term SOFR 1 Month +2.242%), 11/15/2039	1,051,642
8,000,000	[1]	JW Commercial Mortgage Trust 2 2024-MRCO, Class C, 6.422% (CME Term SOFR 1 Month +2.390%), 6/15/2039	8,015,015
7,000,000	[1]	ORL Trust 2024-GLKS, Class B, 5.924% (CME Term SOFR 1 Month +1.892%), 12/15/2039	7,008,740
1,125,000	[1]	TEXAS 2025-TWR, Class B, 5.624% (CME Term SOFR 1 Month +1.592%), 4/15/2042	1,120,078
600,000	[1]	TEXAS 2025-TWR, Class C, 6.174% (CME Term SOFR 1 Month +2.141%), 4/15/2042	598,500
4,000,000	[1]	TEXAS Commercial Mortgage Trust 2025-TWR, Class A, 5.325% (CME Term SOFR 1 Month +1.293%), 4/15/2042	3,992,500
		TOTAL	41,335,952
		Federal Home Loan Mortgage Corporation—0.6%
2,241,377	[1]	FHLMC REMIC, Series KF95, Class AL, 4.682% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	2,231,110
Semi-Annual Financial Statements and Additional Information
9

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$ 8,287,223		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	$ 7,859,735
		TOTAL	10,090,845
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $51,703,793)	51,426,797
		MORTGAGE-BACKED SECURITIES—2.7%
		Federal Home Loan Mortgage Corporation—1.8%
10,970,750		FHLMC Pool QI0122, 6.000%, 2/1/2054	11,255,297
8,992,917		FHLMC Pool QI4114, 6.500%, 4/1/2054	9,333,148
7,736,946		FHLMC Pool SD8433, 6.500%, 5/1/2054	8,006,692
		TOTAL	28,595,137
		Federal National Mortgage Association—0.9%
21,315		FNMA Pool 728568, 6.500%, 10/1/2033	22,481
7,208,228		FNMA Pool DA1519, 6.000%, 10/1/2053	7,379,283
7,504,702		FNMA Pool DA5003, 6.000%, 11/1/2053	7,679,345
		TOTAL	15,081,109
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $42,498,416)	43,676,246
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
		Federal Home Loan Mortgage Corporation—0.0%
1,208		FHLMC REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	1,231
6,918		FHLMC REMIC, Series 2647, Class A, 3.250%, 4/15/2032	6,779
200,479	[1]	FHLMC REMIC, Series 3117, Class FE, 4.648% (30-DAY AVERAGE SOFR +0.414%), 2/15/2036	198,472
22,744	[1]	FHLMC REMIC, Series 3152, Class WF, 4.808% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	22,616
69,183	[1]	FHLMC REMIC, Series 3317, Class F, 4.748% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	68,443
32,164	[1]	FHLMC REMIC, Series 3542, Class NF, 5.098% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	32,237
97,627	[1]	FHLMC REMIC, Series 3556, Class FA, 5.258% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	98,441
69,589		FHLMC REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	72,857
		TOTAL	501,076
		Federal National Mortgage Association—0.3%
7,704		FNMA REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	7,813
10,341	[1]	FNMA REMIC, Series 2002-52, Class FG, 4.797% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	10,325
609		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	606
43,668	[1]	FNMA REMIC, Series 2006-44, Class FK, 4.727% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	43,502
278,818	[1]	FNMA REMIC, Series 2007-97, Class FE, 4.747% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	276,541
34,901	[1]	FNMA REMIC, Series 2008-69, Class FB, 5.297% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	35,256
4,798	[1]	FNMA REMIC, Series 2009-63, Class FB, 4.797% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	4,785
79,959	[1]	FNMA REMIC, Series 2009-69, Class F, 5.147% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	80,424
110,589	[1]	FNMA REMIC, Series 2010-74, Class AF, 4.837% (30-DAY AVERAGE SOFR +0.654%), 7/25/2037	110,002
64,416	[1]	FNMA REMIC, Series 2011-17, Class FP, 4.747% (30-DAY AVERAGE SOFR +0.564%), 3/25/2041	64,169
643,910	[1]	FNMA REMIC, Series 2012-1, Class PF, 4.697% (30-DAY AVERAGE SOFR +0.514%), 2/25/2042	634,085
527,360	[1]	FNMA REMIC, Series 2017-24, Class FB, 4.647% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	517,123
2,986,455	[1]	FNMA REMIC, Series 2020-68, Class FB, 4.597% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	2,840,551
		TOTAL	4,625,182
	[1]	Government National Mortgage Association—0.0%
236,657		GNMA REMIC, Series 2013-H16, Class FA, 4.927% (CME Term SOFR 1 Month +0.654%), 7/20/2063	236,788
111,693		GNMA REMIC, Series 2013-H17, Class FA, 4.937% (CME Term SOFR 1 Month +0.664%), 7/20/2063	111,778
		TOTAL	348,566
		Non-Agency Mortgage—0.3%
1,785		Banc of America Mortgage Securities 2003-B, Class 2A2, 5.723%, 3/25/2033	1,697
2,893,496		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	2,928,331
2,064		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	2,125
51,567		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.573%, 9/25/2034	42,035
422,630		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	369,528
Semi-Annual Financial Statements and Additional Information
10

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$ 306,717		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	$ 263,993
134,336	[1]	Washington Mutual 2006-AR15, Class 1A, 4.948% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	124,546
152,099	[1]	Washington Mutual 2006-AR17, Class 1A, 3.913% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	129,306
		TOTAL	3,861,561
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,583,050)	9,336,385
		AGENCY RISK TRANSFER SECURITY—0.3%
4,000,000	[1]	FNMA CAS 2023-R08, Series 2023-R08, Class 1M2, 6.682% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043 (IDENTIFIED COST $4,000,000)	4,094,294
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
817		FHLMC ARM, 5.348%, 11/1/2030	824
95,914		FHLMC ARM, 6.285%, 3/1/2033	97,262
		TOTAL	98,086
		Federal National Mortgage Association—0.0%
81,438		FNMA ARM, 4.202%, 8/1/2033	79,791
99,534		FNMA ARM, 4.747%, 5/1/2034	97,864
32,988		FNMA ARM, 4.782%, 4/1/2028	32,763
36,739		FNMA ARM, 5.552%, 5/1/2040	36,713
		TOTAL	247,131
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $350,890)	345,217
		INVESTMENT COMPANIES—10.8%
5,506,418		Bank Loan Core Fund	47,134,938
106,394,141		Federated Hermes Government Obligations Fund, Premier Shares, 4.03%[4]	106,394,141
2,566,207		Project and Trade Finance Core Fund	22,941,888
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $176,732,608)	176,470,967
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $1,627,230,456)[5]	1,642,727,393
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[6]	(14,472,102)
		NET ASSETS—100%	$1,628,255,291
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2025, were as follows:
Affiliates	Value as of 4/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 10/31/2025	Shares Held as of 10/31/2025	Dividend Income
Bank Loan Core Fund	$25,989,306	$21,127,152	$—	$18,480	$—	$47,134,938	5,506,418	$1,127,151
Federated Hermes Government Obligations Fund, Premier Shares*	$26,741,456	$336,714,505	$(257,061,820)	$—	$—	$106,394,141	106,394,141	$1,259,843
Project and Trade Finance Core Fund	$13,289,038	$9,531,558	$—	$121,292	$—	$22,941,888	2,566,207	$531,558
TOTAL OF AFFILIATED TRANSACTIONS	$66,019,800	$367,373,215	$(257,061,820)	$139,772	$—	$176,470,967	114,466,766	$2,918,552

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at October 31, 2025.
Semi-Annual Financial Statements and Additional Information
11

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$750,893,271	$0	$750,893,271
Corporate Bonds	—	516,174,559	—	516,174,559
U.S. Treasuries	—	90,309,657	—	90,309,657
Commercial Mortgage-Backed Securities	—	51,426,797	—	51,426,797
Mortgage-Backed Securities	—	43,676,246	—	43,676,246
Collateralized Mortgage Obligations	—	9,336,385	—	9,336,385
Agency Risk Transfer Security	—	4,094,294	—	4,094,294
Adjustable Rate Mortgages	—	345,217	—	345,217
Investment Companies	153,529,079	—	—	153,529,079
Other Investments[1]	—	—	—	22,941,888
TOTAL SECURITIES	$153,529,079	$1,466,256,426	$0	$1,642,727,393

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $22,941,888 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2025	Year Ended April 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.54	$8.34	$8.28	$8.36	$8.70	$8.52
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.38	0.26	0.13	0.08	0.11
Net realized and unrealized gain (loss)	0.02	0.20	0.06	(0.06)	(0.33)	0.20
Total From Investment Operations	0.22	0.58	0.32	0.07	(0.25)	0.31
Less Distributions:
Distributions from net investment income	(0.20)	(0.38)	(0.26)	(0.13)	(0.08)	(0.12)
Distributions from net realized gain	—	—	—	(0.02)	(0.01)	(0.01)
Total Distributions	(0.20)	(0.38)	(0.26)	(0.15)	(0.09)	(0.13)
Net Asset Value, End of Period	$8.56	$8.54	$8.34	$8.28	$8.36	$8.70
Total Return[2]	2.57%	7.12%	3.94%	0.86%	(2.94)%	3.56%
Ratios to Average Net Assets:
Net expenses[3]	0.64%[4]	0.64%	0.63%	0.63%	0.63%	0.62%
Net investment income	4.58%[4]	4.53%	3.10%	1.53%	0.91%	1.23%
Expense waiver/reimbursement[5]	0.07%[4]	0.08%	0.08%	0.08%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$219,758	$164,620	$148,824	$220,337	$453,924	$632,973
Portfolio turnover[6]	9%	32%	58%	27%	37%	20%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2025	Year Ended April 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.53	$8.34	$8.28	$8.36	$8.70	$8.52
Income From Investment Operations:
Net investment income (loss)[1]	0.21	0.41	0.29	0.15	0.10	0.14
Net realized and unrealized gain (loss)	0.03	0.19	0.05	(0.06)	(0.33)	0.19
Total From Investment Operations	0.24	0.60	0.34	0.09	(0.23)	0.33
Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.28)	(0.15)	(0.10)	(0.14)
Distributions from net realized gain	—	—	—	(0.02)	(0.01)	(0.01)
Total Distributions	(0.21)	(0.41)	(0.28)	(0.17)	(0.11)	(0.15)
Net Asset Value, End of Period	$8.56	$8.53	$8.34	$8.28	$8.36	$8.70
Total Return[2]	2.83%	7.27%	4.21%	1.12%	(2.70)%	3.82%
Ratios to Average Net Assets:
Net expenses[3]	0.37%[4]	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.84%[4]	4.79%	3.44%	1.82%	1.16%	1.57%
Expense waiver/reimbursement[5]	0.10%[4]	0.12%	0.12%	0.11%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,200,195	$1,031,157	$877,551	$795,779	$1,152,478	$1,131,124
Portfolio turnover[6]	9%	32%	58%	27%	37%	20%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2025	Year Ended April 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.53	$8.34	$8.27	$8.35	$8.69	$8.52
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.38	0.26	0.13	0.08	0.11
Net realized and unrealized gain (loss)	0.03	0.19	0.07	(0.06)	(0.33)	0.18
Total From Investment Operations	0.23	0.57	0.33	0.07	(0.25)	0.29
Less Distributions:
Distributions from net investment income	(0.20)	(0.38)	(0.26)	(0.13)	(0.08)	(0.11)
Distributions from net realized gain	—	—	—	(0.02)	(0.01)	(0.01)
Total Distributions	(0.20)	(0.38)	(0.26)	(0.15)	(0.09)	(0.12)
Net Asset Value, End of Period	$8.56	$8.53	$8.34	$8.27	$8.35	$8.69
Total Return[2]	2.69%	6.97%	4.05%	0.83%	(2.97)%	3.41%
Ratios to Average Net Assets:
Net expenses[3]	0.65%[4]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	4.56%[4]	4.50%	3.08%	1.54%	0.88%	1.30%
Expense waiver/reimbursement[5]	0.07%[4]	0.08%	0.09%	0.10%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$84,588	$90,788	$99,190	$148,587	$208,121	$304,881
Portfolio turnover[6]	9%	32%	58%	27%	37%	20%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2025	Year Ended April 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.54	$8.35	$8.28	$8.36	$8.70	$8.53
Income From Investment Operations:
Net investment income (loss)[1]	0.21	0.41	0.28	0.16	0.10	0.14
Net realized and unrealized gain (loss)	0.03	0.19	0.08	(0.06)	(0.33)	0.18
Total From Investment Operations	0.24	0.60	0.36	0.10	(0.23)	0.32
Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.29)	(0.16)	(0.10)	(0.14)
Distributions from net realized gain	—	—	—	(0.02)	(0.01)	(0.01)
Total Distributions	(0.21)	(0.41)	(0.29)	(0.18)	(0.11)	(0.15)
Net Asset Value, End of Period	$8.57	$8.54	$8.35	$8.28	$8.36	$8.70
Total Return[2]	2.85%	7.30%	4.36%	1.15%	(2.67)%	3.72%
Ratios to Average Net Assets:
Net expenses[3]	0.34%[4]	0.34%	0.34%	0.34%	0.34%	0.34%
Net investment income	4.87%[4]	4.82%	3.38%	1.88%	1.20%	1.59%
Expense waiver/reimbursement[5]	0.07%[4]	0.08%	0.08%	0.08%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$123,714	$109,359	$101,278	$163,359	$179,549	$205,293
Portfolio turnover[6]	9%	32%	58%	27%	37%	20%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Statement of Assets and Liabilities
October 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $7,401,997 of securities loaned and $176,470,967 of investments in affiliated holdings* (identified cost $1,627,230,456, including $176,732,608 of identified cost in affiliated holdings)	$1,642,727,393
Cash	55,456
Income receivable	8,831,220
Income receivable from affiliated holdings	256,755
Receivable for shares sold	3,179,445
Total Assets	1,655,050,269
Liabilities:
Payable for investments purchased	15,293,495
Payable for shares redeemed	3,470,857
Payable for collateral due to broker for securities lending (Note 2)	7,561,013
Income distribution payable	208,218
Payable for investment adviser fee (Note 5)	10,104
Payable for administrative fee (Note 5)	3,436
Payable for other service fees (Notes 2 and 5)	61,730
Accrued expenses (Note 5)	186,125
Total Liabilities	26,794,978
Net assets for 190,133,877 shares outstanding	$1,628,255,291
Net Assets Consist of:
Paid-in capital	$1,671,100,994
Total distributable earnings (loss)	(42,845,703)
Net Assets	$1,628,255,291
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($219,758,281 ÷ 25,659,453 shares outstanding), no par value, unlimited shares authorized	$8.56
Offering price per share (100/99.00 of $8.56)	$8.65
Redemption proceeds per share	$8.56
Institutional Shares:
Net asset value per share ($1,200,195,341 ÷ 140,154,440 shares outstanding), no par value, unlimited shares authorized	$8.56
Offering price per share	$8.56
Redemption proceeds per share	$8.56
Service Shares:
Net asset value per share ($84,587,983 ÷ 9,885,763 shares outstanding), no par value, unlimited shares authorized	$8.56
Offering price per share	$8.56
Redemption proceeds per share	$8.56
Class R6 Shares:
Net asset value per share ($123,713,686 ÷ 14,434,221 shares outstanding), no par value, unlimited shares authorized	$8.57
Offering price per share	$8.57
Redemption proceeds per share	$8.57

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
17

Statement of Operations
Six Months Ended October 31, 2025 (unaudited)

Investment Income:
Interest	$35,948,834
Dividends (including $2,831,080 received from affiliated holdings* and net of foreign taxes withheld of $1,327)	2,832,407
Net income on securities loaned (includes $87,472 earned from affiliated holdings related to cash collateral balances) (Note 2)	10,612
TOTAL INCOME	38,791,853
Expenses:
Investment adviser fee (Note 5)	2,157,289
Administrative fee (Note 5)	579,262
Custodian fees	28,171
Transfer agent fees (Note 2)	496,908
Directors’/Trustees’ fees (Note 5)	4,674
Auditing fees	17,915
Legal fees	6,243
Portfolio accounting fees	103,530
Other service fees (Notes 2 and 5)	329,440
Share registration costs	55,403
Printing and postage	29,645
Miscellaneous (Note 5)	15,302
TOTAL EXPENSES	3,823,782
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(494,593)
Reimbursement of other operating expenses (Notes 2 and 5)	(197,362)
TOTAL WAIVER AND REIMBURSEMENTS	(691,955)
Net expenses	3,131,827
Net investment income	35,660,026
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	190,595
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $139,772 on investments in affiliated holdings*)	4,865,620
Net realized and unrealized gain (loss) on investments	5,056,215
Change in net assets resulting from operations	$40,716,241

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
18

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2025	Year Ended 4/30/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$35,660,026	$61,708,946
Net realized gain (loss)	190,595	315,507
Net change in unrealized appreciation/depreciation	4,865,620	27,879,816
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	40,716,241	89,904,269
Distributions to Shareholders:
Class A Shares	(4,158,492)	(7,046,743)
Institutional Shares	(26,751,680)	(45,397,940)
Service Shares	(1,997,808)	(4,351,750)
Class R6 Shares	(2,831,036)	(4,879,655)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(35,739,016)	(61,676,088)
Share Transactions:
Proceeds from sale of shares	412,530,084	531,190,298
Net asset value of shares issued to shareholders in payment of distributions declared	33,794,259	56,671,781
Cost of shares redeemed	(218,970,641)	(447,009,233)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	227,353,702	140,852,846
Change in net assets	232,330,927	169,081,027
Net Assets:
Beginning of period	1,395,924,364	1,226,843,337
End of period	$1,628,255,291	$1,395,924,364
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
19

Notes to Financial Statements
October 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
20

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $691,955 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended October 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$46,969	$—
Institutional Shares	407,821	(195,766)
Service Shares	37,219	(1,596)
Class R6 Shares	4,899	—
TOTAL	$496,908	$(197,362)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Financial Statements and Additional Information
21

For the six months ended October 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$226,063
Service Shares	103,377
TOTAL	$329,440
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
During the six months ended October 31, 2025, the Fund held no futures contracts.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero.
The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$7,401,997	$7,561,013
Semi-Annual Financial Statements and Additional Information
22

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2025		Year Ended 4/30/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,598,223	$82,147,793	7,175,348	$61,034,996
Shares issued to shareholders in payment of distributions declared	484,856	4,145,105	825,619	7,013,491
Shares redeemed	(3,710,873)	(31,721,348)	(6,550,292)	(55,579,996)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	6,372,206	$54,571,550	1,450,675	$12,468,491
	Six Months Ended 10/31/2025		Year Ended 4/30/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	34,859,146	$298,227,059	48,955,973	$415,700,490
Shares issued to shareholders in payment of distributions declared	2,983,697	25,503,942	4,921,306	41,790,426
Shares redeemed	(18,514,853)	(158,419,894)	(38,237,422)	(324,328,544)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	19,327,990	$165,311,107	15,639,857	$133,162,372
	Six Months Ended 10/31/2025		Year Ended 4/30/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	498,697	$4,255,175	1,192,474	$10,124,473
Shares issued to shareholders in payment of distributions declared	188,510	1,610,079	419,566	3,560,003
Shares redeemed	(1,448,368)	(12,349,284)	(2,864,316)	(24,279,705)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(761,161)	$(6,484,030)	(1,252,276)	$(10,595,229)
	Six Months Ended 10/31/2025		Year Ended 4/30/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	3,265,480	$27,900,057	5,219,826	$44,330,339
Shares issued to shareholders in payment of distributions declared	296,422	2,535,133	506,860	4,307,861
Shares redeemed	(1,930,534)	(16,480,115)	(5,053,664)	(42,820,988)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,631,368	$13,955,075	673,022	$5,817,212
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	26,570,403	$227,353,702	16,511,278	$140,852,846
4. FEDERAL TAX INFORMATION
At October 31, 2025, the cost of investments for federal tax purposes was $1,627,230,456. The net unrealized appreciation of investments for federal tax purposes was $15,496,937. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $20,248,364 and unrealized depreciation from investments for those securities having an excess of cost over value of $4,751,427.
As of April 30, 2025, the Fund had a capital loss carryforward of $58,670,414 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Semi-Annual Financial Statements and Additional Information
23

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$12,986,231	$45,684,183	$58,670,414
The Fund used capital loss carryforwards of $502,921 to offset capital gains realized during the year ended April 30, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended October 31, 2025, the Adviser voluntarily waived $473,800 of its fee and voluntarily reimbursed $197,362 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2025, the Adviser reimbursed $20,793.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended October 31, 2025, FSC retained $2,276 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended October 31, 2025, FSSC received $8,520 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.65%, 0.37%, 0.65% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Semi-Annual Financial Statements and Additional Information
24

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2025, were as follows:
Purchases	$242,801,176
Sales	$125,310,566
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2025, the Fund had no outstanding loans. During the six months ended October 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2025, there were no outstanding loans. During the six months ended October 31, 2025, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
25

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Short-Term Income Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
26

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
27

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 1 basis point, such reduction to be effective July 1, 2023.
Semi-Annual Financial Statements and Additional Information
28

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Semi-Annual Financial Statements and Additional Information
29

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Short-Term Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C787
CUSIP 31420C209
CUSIP 31420C563
31499 (12/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Intermediate Corporate Bond Fund: Not Applicable.

Federated Hermes Short-Term Income Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Intermediate Corporate Bond Fund: Not Applicable.

Federated Hermes Short-Term Income Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Intermediate Corporate Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Short-Term Income Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Intermediate Corporate Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Short-Term Income Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Income Securities Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  December 22, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 22, 2025